SHAREHOLDERS' EQUITY - Net Income/(Loss) (Details) - CAD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Basic and Diluted Net Income/(Loss) Per Share
Net income/(loss)	$ (259,720)	$ 378,279	$ 236,998
Weighted average shares outstanding - Basic (in shares)	231,334	244,076	241,929
Dilutive impact of share-based compensation (in shares)		3,185	5,945
Weighted average shares outstanding - Diluted (in shares)	231,334	247,261	247,874
Net Income/(Loss) per Share
Basic (in CAD per share)	$ (1.12)	$ 1.55	$ 0.98
Diluted (in CAD per share)	$ (1.12)	$ 1.53	$ 0.96